Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property, Plant and Equipment

8.	Property, Plant and Equipment

Property, plant and equipment are summarized below (in thousands):

	December 31,
	2011	2010
Land	$7	$7
Buildings	1,996	1,639
Machinery and equipment	11,108	5,615
Furniture and fixtures	195	204
Computer hardware and software	742	615
Leasehold improvements	54	40
Construction in progress	169	10
	14,271	8,130
Less: Accumulated depreciation	(4,288)	(3,542)
Total property, plant and equipment, net	$9,983	$4,588